UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08993

Prasad Series Trust

(Exact name of registrant as specified in charter)

8869 Brecksville Road, Suite C

Brecksville, Ohio 44141

(Address of principal executive offices)

 (Zip code)

Rajendra Prasad

1310 East Ocean Boulevard, Unit 1401

Long Beach, California 90802

(Name and address of agent for service)

Registrant's telephone number, including area code: 440-922-0066

Date of fiscal year end: March 31

Date of reporting period: June 30, 2005

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Prasad Growth Fund

BERRY PETROLEUM

Ticker Symbol:BRY	Cusip Number: 085789105
Record Date: 5/3/2005	Meeting Date: 5/11/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 1-01-W.BERRY,02--R.BUSCHIII,03-W.BUSH,04-S.CROPPER,05-J.GAUL,06-J.HAGG,07-R.HEINEMANN,08-T.JAMIESON,09-M.YOUNG	FOR	ISSUER	FOR	WITH
2	APPROVAL OF THE 2005 EQUITY INCENTIVE PLAN	FOR	ISSUER	FOR	WITH

BOYD GAMING

Ticker Symbol:BOYD	Cusip Number: 103304101
Record Date: 5/12/2005	Meeting Date: 5/12/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 1-01-W.R.BOYD,02-M.O.MAFFIE,03-K.E.SMITH,04-V.J.WILSON	FOR	ISSUER	FOR	WITH
2	TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2005	FOR	ISSUER	FOR	WITH
3	TO REAPPROVE THE COMPANY'S 2000 EXECUTIVE MANAGEMENT INCENTIVE PLAN	FOR	ISSUER	FOR	WITH
4	TO APPROVE AN AMENDMENT TO THE COMPANY'S 2002 STOCK INCENTIVE PLAN (	FOR	ISSUER	FOR	WITH

CLEVELAND-CLIFFS

Ticker Symbol:CLF	Cusip Number: 185896107
Record Date: 5/3/2005	Meeting Date: 5/10/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 1-01-J.S.BRINZO,02-R.C.CAMBRE,03-R.CUCUZ,04-D.H.GUNNING,05-J.D.IRELAND,III,06-F.R.MCALLISTER,07-R.PHILLIPS,08-R.K.RIEDERER,09.A.SHWARTZ	FOR	ISSUER	FOR	WITH
2	RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT AUDITORS	FOR	ISSUER	FOR	WITH

ENCORE WIRE CORPORATION

Ticker Symbol:WIRE	Cusip Number: 292562105
Record Date: 7/5/2004	Meeting Date: 7/20/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO AMEND THE CERTIFICATE OF INCORPORATION TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF COMMON STOCK FROM 20.000,000 TO 40,000,000	FOR	ISSUER	FOR	WITH

FIRST MARBLEHEAD CORP

FIRST MARBLEHEAD CORP

Ticker Symbol:FMD	Cusip Number: 320771108
Record Date: 10/1/2004	Meeting Date: 11/18/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMENDED: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 1-01-DANIEL MAXWELL MYERS,02-STEPHEN E. ANBINDER,03-LESLIE L. ALEXANDER, 04-WILLIAM R. BERKLEY, 05-DORT A. CAMERON III,06-GEORGE G. DALY,07-PETER S. DROTCH,08-WILLIAM D. HANSEN	FOR	ISSUER	FOR	WITH
2	APPROVE AN AMENDEMENT TO OUR RESTATED CERTIFICATE OF INCORPORATION TO INCREASE THE AUTHORIZED NUMBER OF SHARES OF CAPITAL STOCK	FOR	ISSUER	FOR	WITH
3	APPROVE OUR EXECUTIVE INCENTIVE COMPENSATION PLAN	FOR	ISSUER	FOR	WITH

HANSEN NATURAL CORPORATION

Ticker Symbol:HANS	Cusip Number: 411310105
Record Date: 11/2/2004	Meeting Date: 11/5/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMENDED: A VOTE FOR ELECTION OF THE FOLLOWING NOMINESS 1-01-RODNEY C SACKS,02-HILTON H. SCHLOSBERG,03-BENJAMIN M POLK,04-NORMAN C EPSTEIN,05-HAROLD C. TABER, JR.,06-MARK S. VIDERGAUZ,-07SYNDNEY SELATI	FOR	ISSUER	FOR	WITH
2	PROPOSAL TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT AUDITORS OF HANSEN NATURAL CORPORATION FOR THE YEAR ENDING DECEMBER 31, 2004	FOR	ISSUER	FOR	WITH

INNOVATIVE SOLUTIONS AND SUPORT, INC.

Ticker Symbol:ISSC	Cusip Number: 45769N105
Record Date: 3/26/2005	Meeting Date: 3/31/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND:A VOTE FOR ELECTION OF THE FOLLOIWING NOMINEES 1-01-GLEN R BNRESSNER,02--R.E.MITTELSTAED.JR.	FOR	ISSUER	FOR	WITH
2	INCREASE THE NUMBER OF SHARES AUTHORIZED FO R ISSUANCE UNDER THE COMPANY'S 1998 STOCK OPTION PLAN FROM 1,259,350 TO 2,259,350	FOR	ISSUER	FOR	WITH

LYONDELL CHEMICAL COMPANY

Ticker Symbol:LYO	Cusip Number: 552078107
Record Date: 5/3/2005	Meeting Date: 5/5/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: 1-01-C.A.ANDERSON,02-W.T.BUTLER,03-S.I.CHAZEN,04-W.H.CLARK,05-T.ENGEN,06-S.F.HINCHLIFFE,07-D.W.HUFF,08-R.R.IRANI,09-D.J.LESAR,10-D.J.P.MEACHIN,11-D.F.SMITH,12-W.R.SPIVEY	FOR	ISSUER	FOR	WITH
2	PROPOSAL TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM, AS THE COMPANY'S AUDITORS FOR THE YEAR 2005	FOR	ISSUER	FOR	WITH

NOVAMERICAN STEEL, INC.

Ticker Symbol:TONS	Cusip Number: 669959108
Record Date: 3/26/2005	Meeting Date: 3/29/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 1.01-SCOTT B. JONES, 02-ALEXANDER ADAM	FOR	ISSUER	FOR	WITH
2	THE APPOINTMENT OF RAYMOND CHABOT GRANT THORNTON LLP. CHARTERED ACCOUNTANTS AS AUDITORS OF THE CORPORATION AND AUTHORIZING THE DIRECTORS TO FIX THEIR REMUNERATION	FOR	ISSUER	FOR	WITH
3	THE APPROVAL OF THE SPECIAL RESOLUTION TO AMEND THE ARTICLES OF INCORPORATION OF THE CORPORATION	FOR	ISSUER	FOR	WITH

PREMCOR INC

Ticker Symbol:PCO	Cusip Number: 74045Q104
Record Date: 5/3/2005	Meeting Date: 5/17/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 1-01-T.D.O'MALLEY,02-J.F.ALLEN,03-W.A.BUDD,04-S.I.CHAZEN,05-M.A.COHEN,06-D.I.FOLEY,07-R.L.FRIEDMAN,08-E.F.KOSNIK,09-R.C.LAPPIN,10-E.MALMIVIRTA,11-W.MCCLAVEIII	FOR	ISSUER	FOR	WITH
2	PROPOSAL TO APPROVE AN AMENDMENT TO OUR CERTIFICATE OF INCORPORATION TO INCREASE THE NUMBER OF SHARES OF COMMON STOCK THAT ARE AUTHORIZED TO BE ISSUED	FOR	ISSUER	FOR	WITH
3	PROPOSAL TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31,2005	FOR	ISSUER	FOR	WITH

SANDISK CORPORATION

Ticker Symbol:SNDK	Cusip Number: 80004C101
Record Date: 5/3/2005	Meeting Date: 5/27/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND:A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: 1-01-DR.E.HARRAI,02-I.FEDERMAN,03-C.P.LEO,04-M.E.MARKS,05-DR.J.D.MEINDL,06-A.F.SHUGART	FOR	ISSUER	FOR	WITH
2	TO APPROVE THE IMPLEMENTATION OF THE SANDISK CORPORATION 2005 STOCK INCENTIVE PLAN	FOR	ISSUER	FOR	WITH
3	TO APPROVE THE IMPLEMENTATION OF THE SANDISK CORPORATION 2005 EMPLOYEE STOCK PURCHASE PLAN AND THE SANDISK CORPORATION 2005 INTERNATIONAL EMPLOYEE STOCK PURCHASE PLAN, WHICH WILL SHARE A COMMON SHARE RESERVE OF THE COMPANY'S COMMON STOCK	FOR	ISSUER	FOR	WITH
4	TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING JANUARY 1, 2006	FOR	ISSUER	FOR	WITH

SOUTHERN PERU COPPER

SOUTHERN PERU COPPER

Ticker Symbol:PCU	Cusip Number: 843611104
Record Date: 5/3/2005	Meeting Date: 5/16/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMENDED: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 1-01-L.M.PALAMINO BONILLA,02-G.P.CIFUENTES	FOR	ISSUER	FOR	WITH
2	APPROVE THE EXTENSION OF THE TERM OF THE COMPANY'S DIRECTORS' STOCK AWARD PLAN	FOR	ISSUER	FOR	WITH
3	RATIFY THE AUDIT COMMITTEE'S SELECTION OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT ACCOUNTANTS FOR 2005	FOR	ISSUER	FOR	WITH

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Prasad Series Trust

By /s/Rajendra Prasad

* Rajendra Prasad

Chairman and CEO

Date: August 26, 2005

*Print the name and title of each signing officer under his or her signature.